CAPITAL STOCK - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Share	Dec. 31, 2018 USD ($) Share	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Total outstanding, beginning of period	3,053,571	2,328,571
Granted	720,000	950,000
Exercised	0	(8,334)
Expired	(128,571)	(216,666)
Total outstanding, end of period	3,645,000	3,053,571
Total exercisable, beginning of period	1,353,571	845,238
Total exercisable, end of period	2,831,667	1,353,571
Expire October 7, 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $			$ 0.70	$ 0.70
Total outstanding, beginning of period	28,571	28,571
Granted	0	0
Exercised	0	0
Expired	(28,571)	0
Total outstanding, end of period	0	28,571
Expire November 14, 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $			$ 6.85	$ 6.85
Total outstanding, beginning of period	100,000	100,000
Granted	0	0
Exercised	0	0
Expired	(100,000)	0
Total outstanding, end of period	0	100,000
Expire August 18, 2021 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 1.30	$ 1.30
Total outstanding, beginning of period	1,175,000	1,325,000
Granted	0	0
Exercised	0	0
Expired	0	(150,000)
Total outstanding, end of period	1,175,000	1,175,000
Expire July 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.90	$ 0.90
Total outstanding, beginning of period	50,000	50,000
Granted	0	0
Exercised	0	0
Expired	0	0
Total outstanding, end of period	50,000	50,000
Expire November 28, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.30	$ 0.30
Total outstanding, beginning of period	750,000	825,000
Granted	0	0
Exercised	0	(8,334)
Expired	0	(66,666)
Total outstanding, end of period	750,000	750,000
Expire August 20, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.50	$ 0.50
Total outstanding, beginning of period	750,000	0
Granted	0	750,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	750,000	750,000
Expire April 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.57	$ 0.57
Total outstanding, beginning of period	200,000	0
Granted	0	200,000
Exercised	0	0
Expired	0	0
Total outstanding, end of period	200,000	200,000
Expire May 17, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 1.45
Total outstanding, beginning of period	0
Granted	10,000
Exercised	0
Expired	0
Total outstanding, end of period	10,000	0
Expire August 19, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.78
Total outstanding, beginning of period	0
Granted	700,000
Exercised	0
Expired	0
Total outstanding, end of period	700,000	0
Expire November 8, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price | $	$ 0.82
Total outstanding, beginning of period	0
Granted	10,000
Exercised	0
Expired	0
Total outstanding, end of period	10,000	0